Unaudited Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Class A Ordinary Shares
Weighted average shares outstanding, diluted	81,520	14,940,427
Diluted net income per share ordinary shares	$ (0.04)	$ 0.06
Class B Ordinary Shares
Weighted average shares outstanding, diluted	6,325,000	6,325,000
Diluted net income per share ordinary shares	$ (0.04)	$ 0.06